Schedule of investments
Macquarie VIP High Income Series
March 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Debt Obligations — 5.92%
720 East CLO Series 2022-1A ER 144A 10.193% (TSFR03M + 5.90%, Floor 5.90%) 1/20/38 #, •	1,000,000	$ 1,003,641
AB BSL CLO Series 2023-4A E 144A 12.453% (TSFR03M + 8.16%, Floor 8.16%) 4/20/36 #, •	1,250,000	1,245,312
ABPCI Direct Lending Fund CLO II
Series 2017-1A DRR 144A 8.443% (TSFR03M + 4.15%, Floor 4.15%) 7/20/37 #, •	250,000	252,207
Series 2017-1A ERR 144A 11.793% (TSFR03M + 7.50%, Floor 7.50%) 7/20/37 #, •	600,000	592,079
AGL CLO
Series 2020-3A ER 144A 9.573% (TSFR03M + 5.25%, Floor 5.25%) 4/15/38 #, •	1,000,000	980,098
Series 2024-32A E 144A 10.043% (TSFR03M + 5.75%, Floor 5.75%) 7/21/37 #, •	550,000	549,564
AIMCO CLO
Series 2021-15A ER 144A 8.884% (TSFR03M + 4.60%, Floor 4.60%) 4/17/38 #, •	650,000	650,000
Series 2022-18A ER 144A 9.793% (TSFR03M + 5.50%, Floor 5.50%) 7/20/37 #, •	300,000	297,918
Series 2024-19A E 144A 9.562% (TSFR03M + 5.00%, Floor 5.00%) 10/20/37 #, •	600,000	588,104

ARES Loan Funding III Series 2022-ALF3A ER 144A 10.40% (TSFR03M + 6.10%, Floor 6.10%) 7/25/36 #, •	500,000	498,574
Atlas Senior Loan Fund XX Series 2022-20A D1R 144A 8.143% (TSFR03M + 3.85%, Floor 3.85%) 10/19/37 #, •	1,000,000	1,007,922
Bain Capital Credit CLO Series 2017-2A ER3 144A 11.64% (TSFR03M + 7.34%, Floor 7.34%) 7/25/37 #, •	550,000	547,532
Ballyrock CLO
Series 2021-18A DR 144A 8.971% (TSFR03M + 5.75%, Floor 5.75%) 4/15/38 #, •	1,000,000	993,019
	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Ballyrock CLO
Series 2023-25A DR 144A 9.103% (TSFR03M + 4.80%, Floor 4.80%) 1/25/38 #, •	1,000,000	$ 989,624
Barings CLO
Series 2018-2A ER 144A 11.202% (TSFR03M + 6.90%, Floor 6.90%) 7/15/36 #, •	550,000	555,035
Series 2024-2A E 144A 10.202% (TSFR03M + 5.90%, Floor 5.90%) 7/15/39 #, •	600,000	596,605
Series 2024-5A D2 144A 8.453% (TSFR03M + 4.10%, Floor 4.10%) 7/15/38 #, •	1,000,000	1,012,499

BBAM US CLO III Series 2023-3A D 144A 12.902% (TSFR03M + 8.60%, Floor 8.60%) 10/15/38 #, •	1,200,000	1,225,308
Bear Mountain Park CLO Series 2022-1A ER 144A 10.252% (TSFR03M + 5.95%, Floor 5.95%) 7/15/37 #, •	450,000	451,570
Benefit Street Partners CLO Series 2015-6BR ER 144A 9.033% (TSFR03M + 4.75%, Floor 4.75%) 4/20/38 #, •	875,000	871,937
Benefit Street Partners CLO XII-B Series 2017-12BRA E 144A 10.552% (TSFR03M + 6.25%, Floor 6.25%) 10/15/37 #, •	750,000	761,198
Brookhaven Park CLO Series 2024-1A E 144A 10.793% (TSFR03M + 6.50%, Floor 6.50%) 4/19/37 #, •	1,250,000	1,262,144
Carlyle US CLO
Series 2021-11A ER 144A 10.80% (TSFR03M + 6.50%, Floor 6.50%) 7/25/37 #, •	550,000	543,951
Series 2024-1A E 144A 11.222% (TSFR03M + 6.92%, Floor 6.92%) 4/15/37 #, •	1,000,000	1,015,952
Series 2024-5A E 144A 10.197% (TSFR03M + 5.65%, Floor 5.65%) 10/25/36 #, •	550,000	546,046

CBAMR Series 2021-15A ER 144A 9.804% (TSFR03M + 5.50%, Floor 5.50%) 1/20/38 #, •	1,000,000	993,376
Cedar Funding IX CLO Series 2018-9A ER 144A 11.823% (TSFR03M + 7.53%, Floor 7.53%) 7/20/37 #, •	1,000,000	1,012,351
NQ- IV093 [0325] 0525 (4478700)    1

Schedule of investments
Macquarie VIP High Income Series   (Unaudited)
	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)

Clover CLO Series 2021-3A ER 144A 9.20% (TSFR03M + 4.90%, Floor 4.90%) 1/25/35 #, •	1,000,000	$ 1,001,221
Dryden CLO Series 2022-109A ER 144A 9.659% (TSFR03M + 5.35%, Floor 5.35%) 4/15/38 #, •	1,000,000	989,752
Elmwood CLO Series 2022-4A ER 144A 10.003% (TSFR03M + 5.70%, Floor 5.70%) 7/17/37 #, •	550,000	545,190
Elmwood CLO IX Series 2021-2A ER 144A 8.972% (TSFR03M + 4.65%, Floor 4.65%) 4/20/38 #, •	700,000	697,455
Empower CLO Series 2022-1A ER 144A 10.193% (TSFR03M + 5.90%, Floor 5.90%) 10/20/37 #, •	1,000,000	990,591
Golub Capital Partners CLO
Series 2022-62A ER 144A 10.702% (TSFR03M + 6.40%, Floor 6.40%) 10/15/37 #, •	350,000	347,599
Series 2024-76A E 144A 10.492% (TSFR03M + 5.75%, Floor 5.75%) 10/25/37 #, •	350,000	348,444
Invesco US CLO
Series 2023-4A E 144A 12.303% (TSFR03M + 8.01%, Floor 8.01%) 1/18/37 #, •	400,000	409,455
Series 2024-3A E 144A 10.793% (TSFR03M + 6.50%, Floor 6.50%) 7/20/37 #, •	1,250,000	1,266,934

KKR CLO Series 27A ER2 144A 10.664% (TSFR03M + 6.25%, Floor 6.25%) 1/15/35 #, •	1,000,000	992,616
Madison Park Funding XXX Series 2018-30A ER 144A 10.708% (TSFR03M + 6.40%, Floor 6.40%) 7/16/37 #, •	600,000	597,691
Magnetite XLV Series 2025-45A E 144A 8.785% (TSFR03M + 4.50%, Floor 4.50%) 4/15/38 #, •	1,000,000	1,000,000
Morgan Stanley Eaton Vance CLO Series 2025-21A E 144A 8.815% (TSFR03M + 4.70%, Floor 4.70%) 4/15/38 #, •	440,000	438,592
Neuberger Berman CLO XX Series 2015-20A ER3 144A 9.068% (TSFR03M + 4.75%, Floor 4.75%) 4/15/39 #, •	1,250,000	1,236,449
	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Oaktree CLO
Series 2019-3A ER2 144A 11.043% (TSFR03M + 6.75%, Floor 6.75%) 1/20/38 #, •	1,000,000	$ 993,098
Series 2020-1A ERR 144A 9.316% (TSFR03M + 5.00%, Floor 5.00%) 1/15/38 #, •	1,000,000	989,755

OCP CLO Series 2019-17A ER2 144A 10.543% (TSFR03M + 6.25%, Floor 6.25%) 7/20/37 #, •	1,050,000	1,038,372
OFSI BSL XIV CLO Series 2024-14A E 144A 12.033% (TSFR03M + 7.74%, Floor 7.74%) 7/20/37 #, •	600,000	590,585
OHA Credit Funding
Series 2021-9A ER 144A 9.793% (TSFR03M + 5.50%, Floor 5.50%) 10/19/37 #, •	775,000	777,352
Series 2022-11A ER 144A 9.693% (TSFR03M + 5.40%, Floor 5.40%) 7/19/37 #, •	650,000	645,480

Palmer Square CLO Series 2024-2A D2 144A 8.643% (TSFR03M + 4.35%, Floor 4.35%) 7/20/37 #, •	1,000,000	1,007,763
Park Blue CLO Series 2022-1A ER 144A 11.383% (TSFR03M + 7.09%, Floor 7.09%) 10/20/37 #, •	650,000	652,513
RR Series 2024-28RA DR 144A 11.302% (TSFR03M + 7.00%, Floor 7.00%) 4/15/37 #, •	600,000	609,625
Silver Point CLO Series 2024-5A E 144A 10.693% (TSFR03M + 6.40%, Floor 6.40%) 10/20/37 #, •	900,000	915,122
Sound Point CLO Series 2025-1RA E 144A 11.859% (TSFR03M + 7.58%, Floor 7.58%) 2/20/38 #, •	500,000	495,041
Storm King Park CLO Series 2022-1A ER 144A 10.452% (TSFR03M + 6.15%, Floor 6.15%) 10/15/37 #, •	850,000	844,143
Symphony CLO Series 2023-39A ER 144A 9.80% (TSFR03M + 5.50%, Floor 5.50%) 1/25/38 #, •	1,250,000	1,256,976
TCW CLO
Series 2022-1A ER 144A 10.822% (TSFR03M + 6.50%) 1/20/38 #, •	750,000	744,604

2    NQ- IV093 [0325] 0525 (4478700)

(Unaudited)
	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
TCW CLO
Series 2024-2A E 144A 11.553% (TSFR03M + 7.25%, Floor 7.25%) 7/17/37 #, •	700,000	$ 695,276
Series 2024-3A E 144A 11.109% (TSFR03M + 6.60%, Floor 6.60%) 10/20/37 #, •	700,000	706,294

Wellfleet CLO Series 2022-1A ER 144A 12.052% (TSFR03M + 7.75%, Floor 7.75%) 7/15/37 #, •	700,000	706,149
Total Collateralized Debt Obligations (cost $45,812,626)		45,573,703

Convertible Bond — 0.53%
Leisure — 0.53%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 =, π	3,805,197	4,085,673
Total Convertible Bond (cost $3,751,455)		4,085,673

Corporate Bonds — 77.39%
Automotive — 3.66%
Allison Transmission 144A 3.75% 1/30/31 #	6,885,000	6,126,949
Clarios Global 144A 6.75% 2/15/30 #	2,984,000	3,015,034
Garrett Motion Holdings 144A 7.75% 5/31/32 #	5,970,000	5,909,229
Goodyear Tire & Rubber 5.25% 7/15/31	4,060,000	3,677,537
Phinia 144A 6.625% 10/15/32 #	1,948,000	1,913,319
Wand NewCo 3 144A 7.625% 1/30/32 #	3,798,000	3,890,206
ZF North America Capital 144A 6.75% 4/23/30 #	3,850,000	3,662,907
		28,195,181
Banking — 2.23%
Banco Santander 8.00% 2/1/34 μ, ψ	5,800,000	6,038,583
Bank of Montreal 7.70% 5/26/84 μ	2,850,000	2,903,113
Barclays 9.625% 12/15/29 μ, ψ	5,415,000	5,952,986
Deutsche Bank 6.00% 10/30/25 μ, ψ	2,300,000	2,279,959
		17,174,641
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Basic Industry — 5.57%
Arsenal AIC Parent 144A 8.00% 10/1/30 #	2,340,000	$ 2,388,817
Cleveland-Cliffs 144A 7.00% 3/15/32 #	5,490,000	5,274,891
CP Atlas Buyer 144A 7.00% 12/1/28 #	4,546,000	3,599,453
FMG Resources August 2006 144A 5.875% 4/15/30 #	3,340,000	3,301,206
K Hovnanian Enterprises 144A 11.75% 9/30/29 #	2,460,000	2,634,324
Mineral Resources 144A 9.25% 10/1/28 #	1,105,000	1,106,263
NOVA Chemicals
144A 7.00% 12/1/31 #	1,417,000	1,478,478
144A 9.00% 2/15/30 #	3,950,000	4,255,672

Novelis 144A 4.75% 1/30/30 #	6,240,000	5,824,010
Olympus Water US Holding
144A 7.25% 6/15/31 #	750,000	736,946
144A 9.75% 11/15/28 #	4,136,000	4,299,227

Quikrete Holdings 144A 6.75% 3/1/33 #	3,985,000	3,970,495
Standard Building Solutions 144A 6.50% 8/15/32 #	4,030,000	4,033,458
		42,903,240
Capital Goods — 5.46%
Amentum Holdings 144A 7.25% 8/1/32 #	3,275,000	3,225,099
Arcosa 144A 6.875% 8/15/32 #	2,025,000	2,054,664
Bombardier
144A 7.00% 6/1/32 #	185,000	184,431
144A 7.25% 7/1/31 #	1,905,000	1,913,861
144A 8.75% 11/15/30 #	3,370,000	3,557,203

Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	2,415,000	2,450,839
Esab 144A 6.25% 4/15/29 #	4,000,000	4,063,376
Goat Holdco 144A 6.75% 2/1/32 #	1,915,000	1,876,020
Manitowoc 144A 9.25% 10/1/31 #	2,035,000	2,094,402
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	2,725,000	2,673,906
144A 9.25% 4/15/27 #	1,945,000	1,837,098
Sealed Air
144A 6.50% 7/15/32 #	1,445,000	1,464,065
144A 7.25% 2/15/31 #	975,000	1,010,491

Terex 144A 6.25% 10/15/32 #	3,885,000	3,772,886
TransDigm
144A 6.625% 3/1/32 #	3,260,000	3,305,622
144A 6.875% 12/15/30 #	6,450,000	6,597,350
		42,081,313

NQ- IV093 [0325] 0525 (4478700)    3

Schedule of investments
Macquarie VIP High Income Series   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Goods — 1.83%
Cerdia Finanz GmbH 144A 9.375% 10/3/31 #	4,105,000	$ 4,210,129
Fiesta Purchaser
144A 7.875% 3/1/31 #	1,919,000	1,983,135
144A 9.625% 9/15/32 #	2,860,000	2,946,182

MajorDrive Holdings IV 144A 6.375% 6/1/29 #	6,450,000	4,952,741
		14,092,187
Electric — 2.82%
Lightning Power 144A 7.25% 8/15/32 #	4,895,000	5,043,857
NRG Energy 144A 6.25% 11/1/34 #	4,090,000	4,029,835
Vistra
144A 7.00% 12/15/26 #, μ, ψ	8,025,000	8,132,920
144A 8.00% 10/15/26 #, μ, ψ	3,650,000	3,757,996

XPLR Infrastructure Operating Partners 144A 8.375% 1/15/31 #	730,000	718,496
		21,683,104
Energy — 12.35%
Archrock Partners 144A 6.625% 9/1/32 #	3,970,000	3,989,207
Civitas Resources 144A 8.625% 11/1/30 #	3,740,000	3,861,743
EQM Midstream Partners 144A 4.75% 1/15/31 #	10,319,000	9,929,375
Genesis Energy
7.75% 2/1/28	1,975,000	1,996,049
7.875% 5/15/32	940,000	947,525

Gulfport Energy Operating 144A 6.75% 9/1/29 #	4,050,000	4,108,939
Hilcorp Energy I
144A 6.00% 4/15/30 #	5,220,000	4,969,965
144A 6.00% 2/1/31 #	2,248,000	2,102,993
144A 6.25% 4/15/32 #	2,665,000	2,493,172

Matador Resources 144A 6.25% 4/15/33 #	2,870,000	2,806,658
Murphy Oil 6.00% 10/1/32	1,558,000	1,500,283
Nabors Industries
144A 8.875% 8/15/31 #	1,615,000	1,403,898
144A 9.125% 1/31/30 #	2,925,000	2,928,785

NGL Energy Operating 144A 8.375% 2/15/32 #	3,860,000	3,872,967
Noble Finance II 144A 8.00% 4/15/30 #	3,040,000	3,040,158
NuStar Logistics
6.00% 6/1/26	4,126,000	4,147,542
6.375% 10/1/30	3,742,000	3,785,934
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
SM Energy
144A 6.75% 8/1/29 #	1,405,000	$ 1,385,401
144A 7.00% 8/1/32 #	1,771,000	1,739,817

Sunoco 144A 7.25% 5/1/32 #	2,210,000	2,284,282
Transocean
144A 8.00% 2/1/27 #	4,626,000	4,611,528
144A 8.50% 5/15/31 #	3,750,000	3,647,169
USA Compression Partners
6.875% 9/1/27	5,090,000	5,097,945
144A 7.125% 3/15/29 #	1,550,000	1,577,550

Venture Global LNG 144A 9.875% 2/1/32 #	5,420,000	5,759,889
Vital Energy 144A 7.875% 4/15/32 #	5,905,000	5,502,803
Weatherford International 144A 8.625% 4/30/30 #	5,505,000	5,593,471
		95,085,048
Financial Services — 5.15%
Air Lease 4.65% 6/15/26 μ, ψ	3,715,000	3,623,052
Azorra Finance 144A 7.75% 4/15/30 #	4,195,000	4,185,970
Block 144A 6.50% 5/15/32 #	2,955,000	2,988,483
California Buyer 144A 6.375% 2/15/32 #	2,768,000	2,687,069
Focus Financial Partners 144A 6.75% 9/15/31 #	3,930,000	3,879,426
Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #	3,990,000	4,049,193
Jefferies Finance
144A 5.00% 8/15/28 #	2,165,000	2,037,200
144A 6.625% 10/15/31 #	4,000,000	3,961,480

OneMain Finance 6.625% 5/15/29	2,811,000	2,819,768
PennyMac Financial Services 144A 6.875% 2/15/33 #	2,800,000	2,786,000
UBS Group
144A 6.85% 9/10/29 #, μ, ψ	825,000	822,272
144A 7.125% 8/10/34 #, μ, ψ	2,900,000	2,859,738

UWM Holdings 144A 6.625% 2/1/30 #	2,994,000	2,972,404
		39,672,055
Healthcare — 5.01%
1261229 BC 144A 10.00% 4/15/32 #	1,705,000	1,696,394
AthenaHealth Group 144A 6.50% 2/15/30 #	2,060,000	1,934,107

4    NQ- IV093 [0325] 0525 (4478700)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Avantor Funding 144A 3.875% 11/1/29 #	4,315,000	$ 3,987,355
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	4,525,000	4,053,477
CHS
144A 4.75% 2/15/31 #	3,000,000	2,375,014
144A 5.25% 5/15/30 #	1,600,000	1,321,967
144A 6.125% 4/1/30 #	978,000	587,367
144A 6.875% 4/15/29 #	980,000	636,499
DaVita
144A 3.75% 2/15/31 #	2,425,000	2,113,307
144A 4.625% 6/1/30 #	1,475,000	1,359,053

Grifols 144A 4.75% 10/15/28 #	2,930,000	2,709,189
LifePoint Health 144A 11.00% 10/15/30 #	1,730,000	1,882,861
Medline Borrower 144A 5.25% 10/1/29 #	2,925,000	2,808,770
Organon & Co. 144A 5.125% 4/30/31 #	4,595,000	4,009,941
Raven Acquisition Holdings 144A 6.875% 11/15/31 #	3,180,000	3,095,933
Surgery Center Holdings 144A 7.25% 4/15/32 #	4,010,000	3,970,434
		38,541,668
Insurance — 3.68%
Ardonagh Finco 144A 7.75% 2/15/31 #	4,595,000	4,684,465
Howden UK Refinance
144A 7.25% 2/15/31 #	2,540,000	2,566,241
144A 8.125% 2/15/32 #	2,325,000	2,351,756
HUB International
144A 7.25% 6/15/30 #	1,880,000	1,937,671
144A 7.375% 1/31/32 #	3,810,000	3,881,658

Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	5,715,000	6,007,614
Panther Escrow Issuer 144A 7.125% 6/1/31 #	3,905,000	3,981,464
USI 144A 7.50% 1/15/32 #	2,845,000	2,905,960
		28,316,829
Leisure — 4.37%
Caesars Entertainment
144A 6.50% 2/15/32 #	1,900,000	1,895,235
144A 7.00% 2/15/30 #	2,675,000	2,713,317
144A 8.125% 7/1/27 #	3,850,000	3,879,518
Carnival
144A 5.75% 3/1/27 #	1,028,000	1,029,289
144A 6.00% 5/1/29 #	4,306,000	4,278,532
144A 6.125% 2/15/33 #	2,919,000	2,878,688

Life Time 144A 6.00% 11/15/31 #	4,075,000	4,042,859
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Leisure (continued)

Light & Wonder International 144A 7.25% 11/15/29 #	1,880,000	$ 1,907,254
Mohegan Tribal Gaming Authority 144A 8.25% 4/15/30 #	1,041,000	1,023,732
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	4,964,000	4,946,611
Scientific Games Holdings 144A 6.625% 3/1/30 #	2,206,000	2,082,735
Six Flags Entertainment 144A 6.625% 5/1/32 #	2,945,000	2,971,777
		33,649,547
Media — 8.69%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	4,400,000	3,858,042
AMC Networks
4.25% 2/15/29	2,099,000	1,577,717
144A 10.25% 1/15/29 #	1,835,000	1,903,455

Arches Buyer 144A 6.125% 12/1/28 #	2,374,000	2,087,977
CCO Holdings
144A 4.50% 8/15/30 #	2,924,000	2,664,282
144A 4.75% 2/1/32 #	3,290,000	2,925,105
144A 6.375% 9/1/29 #	6,850,000	6,834,920

Cimpress 144A 7.375% 9/15/32 #	2,850,000	2,622,478
CMG Media 144A 8.875% 6/18/29 #	4,406,000	3,811,190
CSC Holdings
144A 4.50% 11/15/31 #	3,015,000	2,190,123
144A 5.00% 11/15/31 #	2,381,000	1,128,189

Cumulus Media New Holdings 144A 8.00% 7/1/29 #	3,871,000	1,335,495
Directv Financing 144A 8.875% 2/1/30 #	805,000	769,367
Gray Media
144A 4.75% 10/15/30 #	5,150,000	3,271,550
144A 5.375% 11/15/31 #	5,459,000	3,414,773

McGraw-Hill Education 144A 7.375% 9/1/31 #	4,808,000	4,839,377
Midcontinent Communications 144A 8.00% 8/15/32 #	3,855,000	3,902,656
Nexstar Media 144A 4.75% 11/1/28 #	6,185,000	5,797,867
Snap 144A 6.875% 3/1/33 #	3,965,000	3,968,289
Stagwell Global 144A 5.625% 8/15/29 #	4,180,000	3,984,913
Univision Communications 144A 7.375% 6/30/30 #	4,225,000	4,040,882
		66,928,647

NQ- IV093 [0325] 0525 (4478700)    5

Schedule of investments
Macquarie VIP High Income Series   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Real Estate — 0.76%
Brandywine Operating Partnership 8.875% 4/12/29	720,000	$ 754,978
Outfront Media Capital 144A 7.375% 2/15/31 #	745,000	776,593
RHP Hotel Properties 144A 7.25% 7/15/28 #	760,000	778,772
Service Properties Trust 8.875% 6/15/32	795,000	787,694
Starwood Property Trust 144A 6.50% 7/1/30 #	1,251,000	1,253,006
Uniti Group 144A 10.50% 2/15/28 #	1,420,000	1,509,527
		5,860,570
Retail — 4.17%
Asbury Automotive Group 4.75% 3/1/30	4,450,930	4,167,990
Bath & Body Works 6.875% 11/1/35	6,070,000	6,155,405
Carvana
PIK 144A 9.00% 6/1/30 #, >	1,501,650	1,591,147
PIK 144A 9.00% 6/1/31 #, >>	1,499,819	1,667,823

eG Global Finance 144A 12.00% 11/30/28 #	690,000	764,732
Lithia Motors
144A 3.875% 6/1/29 #	1,666,000	1,526,915
144A 4.375% 1/15/31 #	1,271,000	1,152,515

Magnera 144A 7.25% 11/15/31 #	2,865,000	2,789,951
Murphy Oil USA 4.75% 9/15/29	985,000	943,464
PetSmart 144A 7.75% 2/15/29 #	5,149,000	4,732,520
Rakuten Group 144A 11.25% 2/15/27 #	1,440,000	1,563,068
Victra Holdings 144A 8.75% 9/15/29 #	4,890,000	5,050,055
		32,105,585
Services — 2.55%
Avis Budget Car Rental 144A 5.75% 7/15/27 #	1,115,000	1,076,719
Resideo Funding 144A 6.50% 7/15/32 #	3,412,000	3,408,110
S&S Holdings 144A 8.375% 10/1/31 #	2,865,000	2,710,048
Staples 144A 10.75% 9/1/29 #	3,825,000	3,460,438
Waste Pro USA 144A 7.00% 2/1/33 #	1,950,000	1,961,454
White Cap Buyer 144A 6.875% 10/15/28 #	4,435,000	4,261,315
Williams Scotsman 144A 6.625% 4/15/30 #	2,725,000	2,756,528
		19,634,612
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology & Electronics — 2.59%
Cloud Software Group
144A 6.50% 3/31/29 #	1,950,000	$ 1,896,971
144A 9.00% 9/30/29 #	3,730,000	3,722,726

CommScope 144A 8.25% 3/1/27 #	850,000	805,963
CommScope Technologies 144A 5.00% 3/15/27 #	1,275,000	1,146,559
Entegris
144A 4.75% 4/15/29 #	2,121,000	2,046,615
144A 5.95% 6/15/30 #	1,860,000	1,852,685

Seagate HDD Cayman 5.75% 12/1/34	2,155,000	2,094,956
UKG 144A 6.875% 2/1/31 #	5,160,000	5,238,298
Zebra Technologies 144A 6.50% 6/1/32 #	1,120,000	1,134,465
		19,939,238
Telecommunications — 5.98%
Connect Finco 144A 9.00% 9/15/29 #	4,480,000	4,090,145
Consolidated Communications 144A 6.50% 10/1/28 #	9,238,000	8,930,473
Frontier Communications Holdings
5.875% 11/1/29	1,011,498	1,012,622
144A 6.00% 1/15/30 #	8,965,000	8,991,778
144A 6.75% 5/1/29 #	3,287,000	3,306,108

Iliad Holding 144A 8.50% 4/15/31 #	5,850,000	6,141,225
Rogers Communications 7.125% 4/15/55 μ	3,405,000	3,394,746
Sable International Finance 144A 7.125% 10/15/32 #	4,100,000	3,938,571
Vmed O2 UK Financing I 144A 7.75% 4/15/32 #	3,770,000	3,783,795
VZ Secured Financing 144A 5.00% 1/15/32 #	2,805,000	2,440,586
		46,030,049
Transportation — 0.52%
Genesee & Wyoming 144A 6.25% 4/15/32 #	4,005,000	4,006,860
		4,006,860
Total Corporate Bonds (cost $605,864,646)		595,900,374

Loan Agreements — 7.90%
Automotive — 0.45%
Clarios Global 7.075% (SOFR01M + 2.75%) 1/28/32 •	1,510,000	1,493,013
Tenneco Tranche B 9.399%-9.422% 9.422% (SOFR03M + 5.10%) 11/17/28 •	2,010,000	1,956,399
		3,449,412

6    NQ- IV093 [0325] 0525 (4478700)

(Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)
Basic Industry — 1.59%
Foresight Energy Operating Tranche A 12.399% (SOFR03M + 8.10%) 6/30/27 •	1,228,689	$ 1,118,108
Form Technologies 10.043% (SOFR03M + 5.75%) 7/19/30 •	1,772,000	1,736,560
Hunter Douglas Holding Tranche B1 7.549% (SOFR03M + 3.25%) 1/17/32 •	1,842,788	1,773,683
Ineos Quattro Holdings UK Tranche B 8.575% (SOFR01M + 4.25%) 10/1/31 •	1,950,000	1,834,219
Usalco 8.299% (SOFR03M + 4.00%) 9/30/31 •	1,700,135	1,702,260
Vantage Specialty Chemicals 1st Lien 9.069% (SOFR01M + 4.75%) 10/26/26 •	4,231,470	4,084,689
		12,249,519
Capital Goods — 1.19%
Clydesdale Acquisition Holdings TBD
3/27/32 X	9,492	9,447
Tranche B 3/27/32 X	542,947	540,402

Lsf12 Crown Us Commercial Bidco 8.569% (SOFR01M + 4.25%) 12/2/31 •	2,226,000	2,190,756
SPX Flow Tranche B 7.325% (SOFR01M + 3.00%) 4/5/29 •	2,565,000	2,564,600
SunSource Borrower 8.425% (SOFR01M + 4.10%) 3/25/31 •	3,984,750	3,832,831
		9,138,036
Healthcare — 1.77%
Bausch & Lomb 7.672% (SOFR01M + 3.35%) 5/10/27 •	3,845,796	3,835,839
Cotiviti 7.625% 5/1/31	3,918,000	3,903,307
Heartland Dental 8.825% (SOFR01M + 4.50%) 4/28/28 •	5,935,050	5,931,341
		13,670,487
Leisure — 0.53%
Scientific Games Holdings TBD 4/4/29 X	4,085,503	4,064,650
		4,064,650
Media — 0.19%
DirectV Financing TBD Tranche B 2/17/31 X	1,183,400	1,134,585
Univision Communications 1st Lien 8.549% (SOFR03M + 4.25%) 6/24/29 •	341,006	335,891
		1,470,476
	Principalamount°	Value (US $)

Loan Agreements (continued)
Retail — 0.28%
Flynn Restaurant Group 8.075% (SOFR01M + 3.75%) 1/28/32 •	2,216,000	$ 2,168,910
		2,168,910
Services — 0.13%
Staples 10.041% (SOFR03M + 5.75%) 9/4/29 •	1,106,819	979,930
		979,930
Technology & Electronics — 1.77%
Applied Systems 2nd Lien 8.799% (SOFR03M + 4.5%) 2/23/32 •	3,716,000	3,813,545
Clover Holdings 2 TBD 12/9/31	4,480,000	4,502,400
Commscope TBD 12/17/29 X	3,855,000	3,844,561
Icon Parent I 9.315% (SOFR03M + 5.00%) 11/12/32 •	1,442,000	1,442,901
		13,603,407
Total Loan Agreements (cost $61,309,686)		60,794,827
	Number of shares
Common Stocks — 0.70%
Basic Industry — 0.12%
BIS Industries Holdings =, †, π	1,604,602	0
Foresight Energy =, †	185,515	944,274
Westmoreland Coal =, †, π	573	573
		944,847
Consumer Discretionary — 0.13%
Studio City International Holdings ADR †	271,628	984,380
		984,380
Consumer Goods — 0.00%
ASG Warrant =, †, π	1,200	0
		0
Energy — 0.00%
Sabine Oil & Gas Holdings =, †	263	326
		326
Financial Services — 0.17%
New Cotai =, †, π	3,072,567	1,319,616
		1,319,616
Leisure — 0.27%
Studio City International Holdings †, π	581,459	2,107,207
		2,107,207
Retail — 0.01%
True Religion 2025 Escrow =, †, π	23	19,840

NQ- IV093 [0325] 0525 (4478700)    7

Schedule of investments
Macquarie VIP High Income Series   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Retail (continued)
True Religion 2026 Escrow =, †, π	23	$ 22,045
		41,885
Total Common Stocks (cost $39,312,843)		5,398,261

Exchange-Traded Funds — 4.11%
Invesco Senior Loan ETF	424,157	8,780,050
iShares iBoxx High Yield Corporate Bond ETF	290,000	22,878,100
Total Exchange-Traded Funds (cost $33,375,159)		31,658,150

Short-Term Investments — 3.22%
Money Market Mutual Funds — 3.22%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	6,209,660	6,209,660
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	6,209,660	6,209,660
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	6,209,660	6,209,660
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	6,209,661	6,209,661
Total Short-Term Investments (cost $24,838,641)		24,838,641

Total Value of Securities—99.77% (cost $814,265,056)		768,249,629
Receivables and Other Assets Net of Liabilities—0.23%		1,746,290
Net Assets Applicable to 263,396,621 Shares Outstanding—100.00%		$769,995,919
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of Rule 144A securities was $575,814,229, which represents 74.78% of the Series’ net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2025, the aggregate value of restricted securities was $7,554,954, which represented 0.98% of the Series’ net assets. See table to the right for additional details on restricted securities.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
>>	PIK. 100% of the income received was in the form of principal.
X	This loan will settle after March 31, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
ASG Warrant	5/30/18	$72,000	$0
BIS Industries Holdings	12/22/17	151,020	0
New Cotai	9/29/20	28,520,069	1,319,616
New Cotai PIK	2/7/22	3,751,455	4,085,673
Studio City International Holdings	10/18/18	3,522,480	2,107,207
True Religion 2025 Escrow	12/24/24	0	19,840
True Religion 2026 Escrow	12/24/24	0	22,045
Westmoreland Coal	3/15/19	430	573
Total		$36,017,454	$7,554,954

8    NQ- IV093 [0325] 0525 (4478700)

(Unaudited)
Unfunded Loan Commitments
The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at March, 31, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
Usalco TBD 9/30/31 X	$175,604	$175,824	$175,604	$220
Summary of abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
ETF – Exchange-Traded Fund
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
NQ- IV093 [0325] 0525 (4478700)    9